Quarterly Holdings Report
for
Fidelity® International Enhanced Index Fund
November 30, 2021
IEI-NPRT1-0122
1.870941.113
Common Stocks - 98.0%
	Shares	Value ($)
Australia - 7.0%
Afterpay Ltd. (a)	1,194	91,437
APA Group unit	394,250	2,678,322
Aristocrat Leisure Ltd.	94,477	2,970,717
ASX Ltd.	15,022	968,364
Aurizon Holdings Ltd.	3,080,353	7,399,946
Australia & New Zealand Banking Group Ltd.	591,154	11,251,490
BHP Group Ltd.	404,343	11,327,176
BlueScope Steel Ltd.	59,399	837,113
Commonwealth Bank of Australia	66,349	4,407,124
CSL Ltd.	7,115	1,556,017
Dexus unit	599,502	4,773,555
Dominos Pizza Enterprises Ltd.	30,310	2,802,793
Fortescue Metals Group Ltd.	376,876	4,525,816
Goodman Group unit	438,378	7,715,570
Macquarie Group Ltd.	36,857	5,169,051
Medibank Private Ltd.	2,262,800	5,564,978
National Australia Bank Ltd.	322,603	6,233,681
Orica Ltd.	18,000	181,691
Origin Energy Ltd.	978,056	3,346,595
QBE Insurance Group Ltd.	142,566	1,180,919
SEEK Ltd.	113,767	2,822,238
Sonic Healthcare Ltd.	149,813	4,560,112
Suncorp Group Ltd.	182,094	1,404,498
Telstra Corp. Ltd.	835,360	2,423,630
The GPT Group unit	464,283	1,744,181
Woolworths Group Ltd.	55,849	1,625,124
TOTAL AUSTRALIA		99,562,138
Austria - 0.3%
Voestalpine AG	106,874	3,621,629

Bailiwick of Jersey - 0.4%
Experian PLC	47,560	2,137,932
Ferguson PLC	12,561	1,915,286
WPP PLC	68,905	956,409
TOTAL BAILIWICK OF JERSEY		5,009,627
Belgium - 0.2%
Elia System Operator SA/NV	2,178	271,461
Solvay SA Class A	10,668	1,196,791
UCB SA	15,309	1,669,177
TOTAL BELGIUM		3,137,429
Bermuda - 0.3%
CK Infrastructure Holdings Ltd.	164,000	949,551
Jardine Matheson Holdings Ltd.	58,500	3,310,515
Kerry Properties Ltd.	34,423	89,390
TOTAL BERMUDA		4,349,456
Cayman Islands - 1.4%
ASM Pacific Technology Ltd.	395,800	4,169,655
CK Asset Holdings Ltd.	408,828	2,338,257
CK Hutchison Holdings Ltd.	1,136,000	7,111,604
SITC International Holdings Co. Ltd.	590,000	2,364,388
WH Group Ltd. (b)	5,134,455	3,230,587
TOTAL CAYMAN ISLANDS		19,214,491
Denmark - 3.2%
A.P. Moller - Maersk A/S:
Series A	1,332	3,812,504
Series B	1,928	5,804,771
Carlsberg A/S Series B	33,604	5,226,765
Genmab A/S (a)	17,998	6,974,980
Novo Nordisk A/S Series B	181,681	19,448,963
Novozymes A/S Series B	15,945	1,208,677
Pandora A/S	27,213	3,377,868
TOTAL DENMARK		45,854,528
Finland - 1.3%
Elisa Corp. (A Shares)	31,782	1,908,888
Kesko Oyj	217,448	6,840,900
Kone OYJ (B Shares)	33,775	2,230,838
Nokia Corp. (a)	196,667	1,096,130
Nordea Bank ABP	229,732	2,729,620
Orion Oyj (B Shares)	64,524	2,655,581
Stora Enso Oyj (R Shares)	65,231	1,107,828
TOTAL FINLAND		18,569,785
France - 11.3%
Arkema SA	20,636	2,705,420
bioMerieux SA	27,691	3,931,826
BNP Paribas SA	202,364	12,576,844
Capgemini SA	21,538	4,985,397
Compagnie de St. Gobain	73,586	4,667,538
Dassault Systemes SA	69,921	4,214,904
EDF SA	215,944	3,034,337
Eiffage SA	66,173	6,170,348
ENGIE	49,390	714,506
Hermes International SCA	4,713	8,835,307
Ipsen SA	14,341	1,400,992
Kering SA	5,831	4,490,392
Klepierre SA	35,832	759,304
L'Oreal SA	25,632	11,573,804
La Francaise des Jeux SAEM (b)	90,371	4,191,831
Legrand SA	49,989	5,491,536
LVMH Moet Hennessy Louis Vuitton SE	21,422	16,680,734
Orange SA	817,471	8,788,433
Pernod Ricard SA	24,520	5,631,147
Sanofi SA	31,981	3,040,188
Sartorius Stedim Biotech	2,917	1,724,880
Schneider Electric SA	54,912	9,745,448
SCOR SE	21,044	663,236
Societe Generale Series A	285,303	8,877,860
Sodexo SA	6,233	523,377
Thales SA	32,909	2,705,106
Total SA	356,497	16,403,412
Ubisoft Entertainment SA (a)	43,403	2,224,674
VINCI SA	38,684	3,670,292
TOTAL FRANCE		160,423,073
Germany - 8.2%
Allianz SE	55,792	12,108,382
BASF AG	107,309	7,043,946
Bayer AG	34,261	1,729,842
Bayerische Motoren Werke AG (BMW)	77,621	7,480,787
Bechtle AG	8,218	594,432
Brenntag SE	32,697	2,807,082
Carl Zeiss Meditec AG	12,124	2,433,032
Daimler AG:
ADR	43,299	1,019,258
(Germany)	131,944	12,419,928
Deutsche Bank AG (a)	747,983	9,042,745
Deutsche Lufthansa AG (a)	63,849	388,196
Evonik Industries AG	54,754	1,652,388
Hannover Reuck SE	12,039	2,111,503
HelloFresh AG (a)	66,420	6,734,227
Infineon Technologies AG	145,024	6,557,036
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	22,623	6,115,285
Nemetschek Se	41,991	5,324,139
SAP SE	113,309	14,520,686
SAP SE sponsored ADR (c)	19,600	2,517,424
Siemens AG	45,361	7,231,254
Telefonica Deutschland Holding AG	1,297,446	3,469,640
Uniper SE	37,679	1,641,754
Vonovia SE	22,253	1,236,619
Vonovia SE rights 12/7/21 (a)	22,253	78,487
TOTAL GERMANY		116,258,072
Hong Kong - 1.3%
AIA Group Ltd.	950,832	10,009,837
CLP Holdings Ltd.	227,500	2,228,788
Henderson Land Development Co. Ltd.	220,584	901,993
Link (REIT)	131,200	1,137,358
Power Assets Holdings Ltd.	203,000	1,222,217
Sun Hung Kai Properties Ltd.	202,500	2,465,778
TOTAL HONG KONG		17,965,971
Ireland - 0.3%
DCC PLC (United Kingdom)	35,930	2,646,339
Smurfit Kappa Group PLC	23,816	1,215,978
TOTAL IRELAND		3,862,317
Israel - 0.4%
Check Point Software Technologies Ltd. (a)	40,084	4,461,750
NICE Systems Ltd. (a)	6,174	1,760,950
TOTAL ISRAEL		6,222,700
Italy - 1.0%
Amplifon SpA	34,187	1,671,826
Enel SpA	99,069	750,682
Eni SpA	718,407	9,467,015
Poste Italiane SpA (b)	179,909	2,272,948
UniCredit SpA	60,356	728,727
TOTAL ITALY		14,891,198
Japan - 23.4%
Ajinomoto Co., Inc.	175,900	5,274,214
Amada Co. Ltd.	197,700	1,843,005
Asahi Kasei Corp.	268,630	2,511,677
Astellas Pharma, Inc.	259,425	4,067,877
Azbil Corp.	13,400	595,108
Canon, Inc.	123,800	2,722,701
Capcom Co. Ltd.	103,600	2,592,864
Chugai Pharmaceutical Co. Ltd.	140,000	4,535,128
CyberAgent, Inc.	174,300	3,207,996
Dai Nippon Printing Co. Ltd.	58,580	1,374,882
Dai-ichi Mutual Life Insurance Co.	98,567	1,974,749
Daiichi Sankyo Kabushiki Kaisha	115,400	2,868,396
Daikin Industries Ltd.	22,600	4,601,906
Daito Trust Construction Co. Ltd.	16,100	1,750,511
Daiwa Securities Group, Inc.	215,400	1,194,509
Dentsu Group, Inc.	158,500	5,019,618
Disco Corp.	1,000	288,406
FANUC Corp.	31,800	6,234,148
Fujitsu Ltd.	21,155	3,496,580
Hino Motors Ltd.	66,000	544,672
Hirose Electric Co. Ltd.	14,500	2,443,712
Honda Motor Co. Ltd.	183,900	5,036,060
Hoya Corp.	76,184	12,145,227
Iida Group Holdings Co. Ltd.	96,300	2,000,375
Itochu Corp.	152,000	4,346,914
Japan Post Bank Co. Ltd.	949,800	7,797,712
Japan Post Holdings Co. Ltd.	1,172,577	8,836,967
Japan Post Insurance Co. Ltd.	88,700	1,379,525
Japan Real Estate Investment Corp.	518	3,001,637
JSR Corp.	16,000	600,168
JTEKT Corp.	16,600	144,521
Kamigumi Co. Ltd.	223,300	4,146,563
KDDI Corp.	108,520	3,148,727
Keyence Corp.	7,700	4,755,378
Komatsu Ltd.	45,200	1,022,563
Kyocera Corp.	15,100	894,985
Lawson, Inc.	146,600	7,185,067
LIXIL Group Corp. (c)	256,100	6,318,953
Marubeni Corp.	283,050	2,531,139
Mazda Motor Corp. (a)	658,200	5,310,060
McDonald's Holdings Co. (Japan) Ltd.	56,200	2,510,815
Medipal Holdings Corp.	88,057	1,589,209
Mitsubishi Chemical Holdings Corp.	541,000	4,229,162
Mitsubishi Electric Corp.	701,858	8,769,540
Mitsubishi Gas Chemical Co., Inc.	123,100	2,057,203
Mitsubishi UFJ Financial Group, Inc.	621,800	3,283,965
Mitsui & Co. Ltd.	60,000	1,349,005
Mitsui Chemicals, Inc.	147,000	3,915,632
MS&AD Insurance Group Holdings, Inc.	34,400	1,003,057
NEC Corp.	18,000	812,111
NGK Insulators Ltd.	41,800	660,142
Nidec Corp.	22,300	2,553,520
Nintendo Co. Ltd.	19,500	8,599,848
Nippon Express Co. Ltd.	54,300	3,091,302
Nippon Telegraph & Telephone Corp.	52,500	1,444,584
Nissan Motor Co. Ltd. (a)	1,269,900	6,279,201
Nissan Motor Co. Ltd. sponsored ADR (a)	87,636	865,844
Nitto Denko Corp.	65,200	4,520,254
Nomura Research Institute Ltd.	110,500	4,770,558
OBIC Co. Ltd.	2,300	427,098
Olympus Corp.	421,500	9,417,699
Ono Pharmaceutical Co. Ltd.	35,500	786,882
Oracle Corp. Japan	51,500	5,084,620
Otsuka Holdings Co. Ltd.	50,000	1,810,981
Panasonic Corp.	441,200	4,810,197
Rakuten Group, Inc.	11,500	117,371
Recruit Holdings Co. Ltd.	135,800	8,245,735
Renesas Electronics Corp. (a)	676,400	8,499,190
ROHM Co. Ltd.	17,100	1,608,113
SCSK Corp.	100,200	1,910,302
Seiko Epson Corp.	172,600	2,782,913
SHIMANO, Inc.	19,200	5,333,569
Shin-Etsu Chemical Co. Ltd.	49,500	8,245,049
SMC Corp.	6,800	4,370,505
SoftBank Corp.	314,700	4,331,713
SoftBank Group Corp.	76,700	4,030,744
Sony Group Corp.	45,200	5,514,797
Sony Group Corp. sponsored ADR	8,657	1,054,855
Sumitomo Chemical Co. Ltd.	1,602,100	7,348,912
Sumitomo Corp.	544,700	7,416,244
Sumitomo Dainippon Pharma Co., Ltd.	117,400	1,430,810
Suntory Beverage & Food Ltd.	4,100	145,269
Suzuki Motor Corp.	19,600	791,206
Sysmex Corp.	15,800	1,979,281
Takeda Pharmaceutical Co. Ltd.	177,700	4,754,001
TDK Corp.	8,600	340,211
Tokyo Electron Ltd.	7,400	3,888,476
Tokyo Gas Co. Ltd.	22,000	376,371
Toray Industries, Inc.	98,200	567,792
Tosoh Corp.	97,900	1,399,607
Toyota Motor Corp.	542,795	9,628,777
Yamaha Corp.	2,500	128,306
Yamaha Motor Co. Ltd.	64,800	1,629,626
Yamato Holdings Co. Ltd.	112,800	2,489,962
Z Holdings Corp.	676,600	4,478,015
ZOZO, Inc.	68,700	2,197,112
TOTAL JAPAN		331,422,463
Luxembourg - 0.8%
ArcelorMittal SA (Netherlands)	11,514	312,479
Eurofins Scientific SA	68,604	8,787,161
Tenaris SA	204,708	2,004,687
TOTAL LUXEMBOURG		11,104,327
Multi-National - 0.1%
HKT Trust/HKT Ltd. unit	665,000	902,244

Netherlands - 6.7%
Adyen BV (a)(b)	2,783	7,708,451
Airbus Group NV (a)	43,409	4,845,313
ASML Holding NV (Netherlands)	43,796	34,374,610
CNH Industrial NV	126,130	2,096,310
EXOR NV	46,258	4,076,235
Heineken Holding NV	27,816	2,320,218
Koninklijke Ahold Delhaize NV	304,034	10,223,467
Koninklijke Philips Electronics NV	26,878	947,190
QIAGEN NV (Germany) (a)	23,713	1,317,753
Randstad NV	18,609	1,175,941
Stellantis NV (Italy)	401,927	6,901,197
STMicroelectronics NV (France)	180,426	8,787,066
Wolters Kluwer NV	88,474	9,959,586
TOTAL NETHERLANDS		94,733,337
New Zealand - 0.2%
Fisher & Paykel Healthcare Corp.	18,105	411,848
Meridian Energy Ltd.	654,862	2,122,981
TOTAL NEW ZEALAND		2,534,829
Norway - 1.1%
DNB Bank ASA	85,213	1,867,336
Equinor ASA	352,471	8,819,162
Gjensidige Forsikring ASA	104,874	2,381,668
Orkla ASA	105,513	966,172
Yara International ASA	21,844	1,076,194
TOTAL NORWAY		15,110,532
Portugal - 0.3%
Galp Energia SGPS SA Class B	346,037	3,247,363
Jeronimo Martins SGPS SA	64,617	1,408,116
TOTAL PORTUGAL		4,655,479
Singapore - 1.5%
ComfortDelgro Corp. Ltd.	1,917,967	1,925,627
DBS Group Holdings Ltd.	292,767	6,408,670
Oversea-Chinese Banking Corp. Ltd.	474,900	3,821,335
Singapore Technologies Engineering Ltd.	419,700	1,171,857
United Overseas Bank Ltd.	443,755	8,282,906
UOL Group Ltd.	34,500	173,947
TOTAL SINGAPORE		21,784,342
Spain - 2.3%
Banco Bilbao Vizcaya Argentaria SA	1,054,087	5,588,368
Banco Santander SA (Spain)	3,436,348	10,684,472
CaixaBank SA	479,542	1,238,115
Grifols SA	85,399	1,533,151
Iberdrola SA	340,549	3,821,656
Red Electrica Corporacion SA	392,041	8,329,838
Telefonica SA (c)	169,145	767,417
TOTAL SPAIN		31,963,017
Sweden - 3.1%
ASSA ABLOY AB (B Shares)	67,031	1,878,184
Electrolux AB (B Shares)	82,058	1,843,131
Embracer Group AB (a)	117,698	1,274,567
EQT AB	67,802	4,016,002
Ericsson (B Shares)	514,518	5,172,174
Evolution AB (b)	16,391	1,728,641
Hexagon AB (B Shares)	234,349	3,408,059
Industrivarden AB (C Shares)	2,627	77,771
Kinnevik AB (B Shares) (a)	27,040	967,717
Nibe Industrier AB (B Shares)	122,493	1,752,714
Sandvik AB	279,943	6,911,577
Securitas AB (B Shares)	97,624	1,414,197
SKF AB (B Shares)	42,175	969,761
Svenska Handelsbanken AB (A Shares)	336,418	3,559,292
Swedish Match Co. AB	28,998	211,836
Volvo AB:
(A Shares)	17,278	378,696
(B Shares)	400,856	8,630,264
TOTAL SWEDEN		44,194,583
Switzerland - 9.2%
ABB Ltd. (Reg.)	210,629	7,316,550
Banque Cantonale Vaudoise	5,394	438,900
Coca-Cola HBC AG	227,711	7,032,043
Compagnie Financiere Richemont SA:
warrants 11/22/23 (a)	12,618	13,744
Series A	42,823	6,372,726
Givaudan SA	250	1,225,423
Holcim Ltd.	5,273	255,307
Lonza Group AG ADR	1,248	100,664
Nestle SA (Reg. S)	244,166	31,295,191
Novartis AG	173,591	13,836,200
Partners Group Holding AG	527	912,728
Roche Holding AG:
(Bearer)	2,322	966,183
(participation certificate)	68,076	26,577,575
SGS SA (Reg.)	628	1,899,631
Siemens Energy AG (a)	14,280	379,610
Sonova Holding AG	8,567	3,233,446
Straumann Holding AG	1,583	3,374,469
Swatch Group AG (Bearer)	17,037	5,036,590
Swatch Group AG (Bearer) (Reg.)	6,904	395,191
Swiss Prime Site AG	30,346	2,882,382
UBS Group AG	714,462	12,405,124
Zurich Insurance Group Ltd.	10,834	4,473,797
TOTAL SWITZERLAND		130,423,474
United Kingdom - 12.7%
Abrdn PLC	160,000	496,444
Admiral Group PLC	72,437	2,848,702
Ashtead Group PLC	23,198	1,864,706
AstraZeneca PLC (United Kingdom)	124,521	13,651,841
Auto Trader Group PLC (b)	279,476	2,714,729
BAE Systems PLC	1,254,892	9,139,185
Barclays PLC	2,269,294	5,540,893
Barratt Developments PLC	304,199	2,821,467
Berkeley Group Holdings PLC	20,670	1,177,674
BHP Group PLC	108,933	2,976,710
BP PLC	1,936,994	8,404,095
BP PLC sponsored ADR	225,143	5,844,712
British American Tobacco PLC (United Kingdom)	223,955	7,495,155
Bunzl PLC	63,797	2,433,407
Burberry Group PLC	246,488	5,761,379
Compass Group PLC (a)	47,000	916,869
Diageo PLC	99,764	5,034,914
Direct Line Insurance Group PLC	568,314	2,045,274
Evraz PLC	657,531	5,037,024
GlaxoSmithKline PLC	441,114	8,955,986
GlaxoSmithKline PLC sponsored ADR (c)	107,945	4,438,698
HSBC Holdings PLC:
(United Kingdom)	691,598	3,822,049
sponsored ADR (c)	270,926	7,499,232
Imperial Brands PLC	279,917	5,720,587
InterContinental Hotel Group PLC (a)	99,452	5,909,275
InterContinental Hotel Group PLC ADR (a)	23,151	1,402,488
JD Sports Fashion PLC	754,850	2,237,722
Lloyds Banking Group PLC	9,174,552	5,696,886
London Stock Exchange Group PLC ADR	15,302	334,349
Next PLC	12,816	1,340,050
Persimmon PLC	38,484	1,400,846
Prudential PLC (a)	7,864	132,833
Prudential PLC ADR	51,483	1,739,611
RELX PLC:
(London Stock Exchange)	81,773	2,536,651
sponsored ADR	35,165	1,090,467
Rio Tinto PLC	88,207	5,407,454
Royal Dutch Shell PLC:
Class A (United Kingdom)	255,916	5,353,603
Class B (United Kingdom)	223,109	4,675,461
rights (a)(d)	404,780	96,130
rights (a)(d)	392,929	93,686
Sage Group PLC	43,312	444,578
Schroders PLC	51,666	2,360,985
Smith & Nephew PLC	61,894	994,722
Tate & Lyle PLC	146,115	1,223,086
Unilever PLC	140,924	7,197,415
United Utilities Group PLC	130,456	1,881,607
Vodafone Group PLC	6,975,914	10,113,808
TOTAL UNITED KINGDOM		180,305,445
TOTAL COMMON STOCKS (Cost $1,247,625,647)		1,388,076,486

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
Germany - 0.1%
Bayerische Motoren Werke AG (BMW) (non-vtg.) (Cost $2,324,250)	27,465	2,161,675

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (e)	16,910,973	16,914,356
Fidelity Securities Lending Cash Central Fund 0.07% (e)(f)	16,039,534	16,041,138
TOTAL MONEY MARKET FUNDS (Cost $32,955,494)		32,955,494

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $1,282,905,391)	1,423,193,655
NET OTHER ASSETS (LIABILITIES) - (0.4)% (g)	(6,289,652)
NET ASSETS - 100.0%	1,416,904,003

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	237	Dec 2021	26,490,675	(295,952)	(295,952)

The notional amount of futures purchased as a percentage of Net Assets is 1.9%

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,847,187 or 1.5% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $1,351,157 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	8,914,873	213,409,428	205,409,945	3,691	-	-	16,914,356	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	12,449,719	98,365,215	94,773,796	71,682	-	-	16,041,138	0.1%
Total	21,364,592	311,774,643	300,183,741	75,373	-	-	32,955,494

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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